Average Annual Total Returns (Vanguard S&P Small-Cap 600 Index Fund ETF)	Vanguard S&P Small-Cap 600 Index Fund Vanguard S&P Small-Cap 600 Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard S&P Small-Cap 600 Index Fund Vanguard S&P Small-Cap 600 Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard S&P Small-Cap 600 Index Fund Vanguard S&P Small-Cap 600 Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Based on Market Value Vanguard S&P Small-Cap 600 Index Fund Vanguard S&P Small-Cap 600 Index Fund - ETF Shares 9/1/2013 - 8/31/2014	S&P SmallCap 600 Index Vanguard S&P Small-Cap 600 Index Fund Vanguard S&P Small-Cap 600 Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	41.05%	40.71%	23.42%	41.01%	41.31%
Since Inception	24.08%	23.80%	19.29%	24.09%	24.31%